Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback

All awards under the Plan are subject to any clawback or recoupment policy adopted by the Company from time to time, including policies required to comply with the Dodd-Frank Wall Street Reform and Consumer Protection Act and SEC Rule 10D-1.